PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 6,900	$ 6,600
Accumulated depreciation	6,219	5,748
Depreciated cost	681	852
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	833	719
Accumulated depreciation	685	622
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,748	3,567
Accumulated depreciation	3,245	3,059
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,319	2,314
Accumulated depreciation	$ 2,289	$ 2,067